UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

FREED ABS Master Depositor Trust

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2018 to June 30, 2018

Date of Report (Date of earliest event reported): August 14, 2018

Commission File Number of securitizer: 0001742848

Central Index Key Number of securitizer: 025-03951

Elizabeth Ray, (650) 393-6489
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
 Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  August 14, 2018

FREED ABS MASTER DEPOSITOR TRUST (Securitizer)

By	Series B, a series of Freedom Consumer Credit Fund, as settlor of the Securitizer

By:	Freedom Financial Asset Management, LLC, its managing member

By:	/s/ Elizabeth Ray
Name: Elizabeth Ray
Title: Vice President & Treasurer